Loans and borrowings (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans and borrowings
Non-current liabilities	R$ 742,935	R$ 624,306
2024
Loans and borrowings
Non-current liabilities	168,668
2025
Loans and borrowings
Non-current liabilities	239,632
2026
Loans and borrowings
Non-current liabilities	230,281
2027
Loans and borrowings
Non-current liabilities	R$ 104,354